Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases

NOTE 7	Leases

The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2021	2020
Lease receivables	$10,738	$11,890
Unguaranteed residual values accruing to the lessor’s benefit	1,610	1,787

Total net investment in sales-type and direct financing leases	$12,348	$13,677

The Company, as a lessor, recorded $888 million, $952 million and $996 million of revenue on its Consolidated Statement of Income for the years ended December 31, 2021, 2020 and
2019, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2021, were as follows:

(Dollars in Millions)	Sales-type and direct financing leases	Operating leases
2022	$3,926	$136
2023	3,293	104
2024	2,402	68
2025	963	44
2026	281	15
Thereafter	540	8
Total lease payments	11,405	$375
Amounts representing interest	(667)
Lease receivables	$10,738
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding right of use (“ROU”) asset. At December 31, 2021, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities, were $1.2 billion and $1.3 billion, respectively, compared with $1.1 billion of ROU assets and $1.3 billion of lease liabilities at December 31, 2020, respectively.
Total costs incurred by the Company, as a lessee, were $364 million, $374 million and $394 million for the years ended December 31, 2021, 2020 and 2019, respectively, and principally related to contractual lease payments on operating leases. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$288	$305	$302
Operating cash flows from finance leases	5	6	7
Financing cash flows from finance leases	12	12	10
Right of use assets obtained in exchange for new operating lease liabilities	164	128	134
Right of use assets obtained in exchange for new finance lease liabilities	75	6	10
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at
December 31:

	2021	2020
Weighted-average remaining lease term of operating leases (in years)	7.0	7.0
Weighted-average remaining lease term of finance leases (in years)	9.5	9.6
Weighted-average discount rate of operating leases	2.7%	3.0%
Weighted-average discount rate of finance leases	9.3%	12.5%
The contractual future lease obligations of the Company at December 31, 2021, were as follows:

(Dollars in Millions)	Operating leases	Finance leases
2022	$278	$27
2023	240	27
2024	194	24
2025	145	16
2026	105	10
Thereafter	329	32
Total lease payments	1,291	136
Amounts representing interest	(121)	(23)
Lease liabilities	$1,170	$113